NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2019
Disclosure of non-controlling interest [Abstract]
Disclosure of interests in subsidiaries [text block]

NOTE 26  - NON- CONTROLLING INTEREST

The following table includes financial information regarding each subsidiary of Grupo Aval that has significant non-controlling interests at December 31, 2019 and 2018:

December 31, 2019
			Non-controlling		Non-controlling		Dividends paid to non-
		Non-controlling	Interest share of		interest share of		controlling interest in
Entity	Country	Interest	equity		net income		the year
Corporación Financiera Colombiana S.A.	Colombia	61.37%	Ps.	6,045,690	Ps.	1,231,081	Ps.	(319,429)
Banco Bogotá S.A.	Colombia	31.26%		5,813,830		876,732		(381,111)
Banco de Occidente S.A.	Colombia	27.73%		1,068,830		156,587		(78,235)
Banco Comercial AV Villas S.A.	Colombia	20.13%		348,711		46,705		(16,508)
Banco Popular S.A.	Colombia	6.26%		220,641		19,940		(9,019)
		Total	Ps.	13,497,702	Ps.	2,331,045	Ps.	(804,302)

December 31, 2018
			Non-controlling		Non-controlling		Dividends paid to non-
		Non-controlling	Interest share of		interest share of		controlling interest in
Entity	Country	Interest	equity		net income		the year

Corporación Financiera Colombiana S.A.	Colombia	61.75%	Ps.	5,071,562	Ps.	1,222,634	Ps.	(308,254)
Banco Bogotá S.A.	Colombia	31.26%		5,851,536		858,253		(332,297)
Banco de Occidente S.A.	Colombia	27.73%		305,790		110,321		(75,838)
Banco Comercial AV Villas S.A.	Colombia	20.13%		324,151		43,896		(15,425)
Banco Popular S.A.	Colombia	6.26%		211,600		36,753		(14,118)
		Total	Ps.	11,764,639	Ps.	2,271,857	Ps.	(745,932)

The following table includes information regarding each subsidiary of Grupo Aval that has significant non-controlling interests to December 31, 2019 and 2018 (before eliminations):

December 31, 2019
												Cash Flow from
Entity		Assets		Liabilities		Total Income		Net Income		OCI - Controlling		operating activities
Corporación Financiera Colombiana S.A.	Ps.	31,809,578	Ps.	21,841,524	Ps.	10,244,488	Ps.	2,004,164	Ps.	780,447	Ps.	2,006,112
Banco Bogotá S.A.		175,019,580		153,159,578		19,207,112		3,073,654		1,378,393		6,671,466
Banco de Occidente S.A.		42,577,698		37,708,620		4,296,870		568,059		102,338		(570,873)
Banco Comercial AV Villas S.A.		15,207,537		13,412,397		1,823,204		236,624		62,949		231,652
Banco Popular S.A.	Ps.	25,117,577	Ps.	22,047,597	Ps.	2,757,661	Ps.	302,120	Ps.	2,134	Ps.	(931,478)

December 31, 2018
												Cash Flow from
Entity		Assets		Liabilities		Total Income		Net Income		OCI - Controlling		operating activities
Corporación Financiera Colombiana S.A.	Ps.	26,240,636	Ps.	18,121,948	Ps.	9,159,971	Ps.	2,068,518	Ps.	505,807	Ps.	4,597,371
Banco Bogotá S.A.		163,302,510		143,634,735		17,725,706		3,131,213		853,134		2,868,435
Banco de Occidente S.A.		38,921,610		34,415,453		4,040,260		416,294		29,097		339,411
Banco Comercial AV Villas S.A.		14,207,481		12,587,301		1,724,332		216,468		38,065		858,440
Banco Popular S.A.	Ps.	24,648,668	Ps.	21,757,734	Ps.	2,666,731	Ps.	354,961	Ps.	(7,631)	Ps.	1,106,042